Derivative Financial Instruments (Summary of Gains and Losses Information Related to Fair Value Hedges) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	¥ (22,493)	¥ 6,002
Gains (losses) recorded in income- Hedged items	20,208	(7,807)
Gains (losses) recorded in income- Hedge ineffectiveness	0	0
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(2,285)	(1,805)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	(22,493)	6,002
Gains (losses) recorded in income- Hedged items	20,208	(7,807)
Gains (losses) recorded in income- Hedge ineffectiveness	0	0
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	¥ (2,285)	¥ (1,805)